Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Jan. 01, 2021	[1]
Prepaid expenses and other current assets
Sales commission to travel agencies	$ 9,037	$ 9,233
Other prepaid expenses	8,371	10,440
Advances to suppliers	6,446	8,542
Prepaid insurance	5,816	4,150
Flight credits	3,519	6,022
Total	$ 33,189	$ 38,387	[1]	$ 42,631

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.